INTERIM CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Capital reserves [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2021	$ 5,296	$ 22,846	$ 3,716	$ 1,287	$ (12,073)	$ 21,072
Balance, shares at Dec. 31, 2021	5,840,357
Share-based compensation	$ 0	0	0	117	0	117
Exercise of stock options	$ 9	16	0	0	0	25
Exercise of stock options, shares	9,321
Comprehensive income:
Foreign currency translation adjustments	$ 0	0	(2,352)	0	0	(2,352)
Net income	0	0	0	0	1,385	1,385
Balance at Jun. 30, 2022	$ 5,305	22,862	1,364	1,404	(10,688)	20,247
Balance, shares at Jun. 30, 2022	5,849,678
Balance at Mar. 31, 2022	$ 5,305	22,862	3,294	1,340	(11,441)	21,360
Balance, shares at Mar. 31, 2022	5,849,678
Share-based compensation	$ 0	0	0	64	0	64
Comprehensive income:
Foreign currency translation adjustments	0	0	(1,930)	0	0	(1,930)
Net income	0	0	0	0	753	753
Balance at Jun. 30, 2022	$ 5,305	22,862	1,364	1,404	(10,688)	20,247
Balance, shares at Jun. 30, 2022	5,849,678
Balance at Dec. 31, 2022	$ 5,305	22,862	1,189	1,537	(9,873)	$ 21,020
Balance, shares at Dec. 31, 2022	5,849,678					5,849,678
Share-based compensation	$ 0	0	0	144	0	$ 144
Exercise of stock options	$ 48	251	0	0	0	$ 299
Exercise of stock options, shares	58,037					58,037
Comprehensive income:
Foreign currency translation adjustments	$ 0	0	(1,049)	0	0	$ (1,049)
Net income	0	0	0	0	2,875	2,875
Balance at Jun. 30, 2023	$ 5,353	23,113	140	1,681	(6,998)	$ 23,289
Balance, shares at Jun. 30, 2023	5,907,715					5,907,715
Balance at Mar. 31, 2023	$ 5,305	22,862	608	1,609	(8,311)	$ 22,073
Balance, shares at Mar. 31, 2023	5,849,678
Share-based compensation	$ 0	0	0	72	0	72
Exercise of stock options	$ 48	251	0	0	0	299
Exercise of stock options, shares	58,037
Comprehensive income:
Foreign currency translation adjustments	$ 0	0	(468)	0	0	(468)
Net income	0	0	0	0	1,313	1,313
Balance at Jun. 30, 2023	$ 5,353	$ 23,113	$ 140	$ 1,681	$ (6,998)	$ 23,289
Balance, shares at Jun. 30, 2023	5,907,715					5,907,715